Supplement (Vanguard Explorer Fund)	12 Months Ended
Oct. 31, 2013
Participant
Supplement Text
Supplement Text:

[SHIP LOGO VANGUARD (R)]

Vanguard Explorer Fund

Supplement to the Prospectus and Summary Prospectus for Investor Shares for Participants Dated February 24, 2014

Restructuring of the Investment Advisory Team

The board of trustees of Vanguard Explorer Fund has added Arrowpoint Asset Management, LLC (Arrowpoint Partners), to the Fund's investment advisory team. Effective immediately, Arrowpoint Partners will manage a portion of the Fund's assets.

Arrowpoint Partners and the Fund's seven other investment advisors each independently select and maintain a portfolio of common stocks for the Fund. The Fund's board of trustees determines the proportion of the Fund's assets to be managed by each advisor and may change these proportions at any time.

The Fund's investment objective, primary investment strategies, and primary risks are not expected to change.

Prospectus and Summary Prospectus Text Changes

The text and table under 'Fees and Expenses' are restated as follows:

Fees and Expenses

The following table describes the fees and expenses you may pay if you buy and hold Investor Shares of the Fund.

Shareholder Fees

(Fees paid directly from your investment)

Sales Charge (Load) Imposed on Purchases None

Purchase Fee None

Sales Charge (Load) Imposed on Reinvested Dividends None

Redemption Fee None

Annual Fund Operating Expenses

(Expenses that you pay each year as a percentage of the value of your investment)

Management Fees 0.49%

12b-1 Distribution Fee None

Other Expenses 0.03%

Total Annual Fund Operating Expenses(1) 0.52%

1The expense information shown in the table has been restated to reflect estimated amounts for the current fiscal year.

Examples

The following examples are intended to help you compare the cost of investing in the Fund's Investor Shares with the cost of investing in other mutual funds. They illustrate the hypothetical expenses that you would incur over various periods if you invest $10,000 in the Fund's shares. These examples assume that the Shares provide a return of 5% a year and that total annual fund operating expenses remain as stated in the preceding table. The results apply whether or not you redeem your investment at the end of the given period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year 3 Years 5 Years 10 Years

$53 $167 $291 $653

(c) 2014 The Vanguard Group, Inc. All Rights reserved. PSI 24 062014

Vanguard Marketing Corporation, Distributor.

Participant:
Supplement Text
Supplement Text:

[SHIP LOGO VANGUARD (R)]

Vanguard Explorer Fund

Restructuring of the Investment Advisory Team

The board of trustees of Vanguard Explorer Fund has added Arrowpoint Asset Management, LLC (Arrowpoint Partners), to the Fund's investment advisory team. Effective immediately, Arrowpoint Partners will manage a portion of the Fund's assets.

Arrowpoint Partners and the Fund's seven other investment advisors each independently select and maintain a portfolio of common stocks for the Fund. The Fund's board of trustees determines the proportion of the Fund's assets to be managed by each advisor and may change these proportions at any time.

The Fund's investment objective, primary investment strategies, and primary risks are not expected to change.

Prospectus and Summary Prospectus Text Changes

The text and table under 'Fees and Expenses' are restated as follows:

Fees and Expenses

The following table describes the fees and expenses you may pay if you buy and hold Admiral Shares of the Fund.

Shareholder Fees

(Fees paid directly from your investment)

Admiral

Sales Charge (Load) Imposed on Purchases None

Purchase Fee None

Sales Charge (Load) Imposed on Reinvested Dividends None

Redemption Fee None

Account Service Fee (for fund account balances below $10,000) $20/year

Annual Fund Operating Expenses

(Expenses that you pay each year as a percentage of the value of your investment)

Admiral

Management Fees 0.33%

12b-1 Distribution Fee None

Other Expenses 0.02%

Total Annual Fund Operating Expenses(1) 0.35%

1The expense information shown in the table has been restated to reflect estimated amounts for the current fiscal year.

Examples

The following examples are intended to help you compare the cost of investing in the Fund's Admiral Shares with the cost of investing in other mutual funds. They illustrate the hypothetical expenses that you would incur over various periods if you invest $10,000 in the Fund's shares. These examples assume that the Shares provide a return of 5% a year and that total annual fund operating expenses remain as stated in the preceding table. The results apply whether or not you redeem your investment at the end of the given period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year 3 Years 5 Years 10 Years

Admiral Shares $36 $113 $197 $443

(c) 2014 The Vanguard Group, Inc. All Rights reserved. PSI 5024 062014

Vanguard Marketing Corporation, Distributor.

Retail
Supplement Text
Supplement Text:

[SHIP LOGO VANGUARD (R)]

Vanguard Explorer Fund

Restructuring of the Investment Advisory Team

The board of trustees of Vanguard Explorer Fund has added Arrowpoint Asset Management, LLC (Arrowpoint Partners), to the Fund's investment advisory team. Effective immediately, Arrowpoint Partners will manage a portion of the Fund's assets.

Arrowpoint Partners and the Fund's seven other investment advisors each independently select and maintain a portfolio of common stocks for the Fund. The Fund's board of trustees determines the proportion of the Fund's assets to be managed by each advisor and may change these proportions at any time.

The Fund's investment objective, primary investment strategies, and primary risks are not expected to change.

Prospectus and Summary Prospectus Text Changes

The text and table under 'Fees and Expenses' are restated as follows:

Fees and Expenses

The following table describes the fees and expenses you may pay if you buy and hold Investor Shares or Admiral Shares of the Fund.

Shareholder Fees

(Fees paid directly from your investment)

Investor Admiral

Sales Charge (Load) Imposed on Purchases None None

Purchase Fee None None

Sales Charge (Load) Imposed on Reinvested Dividends None None

Redemption Fee None None

Account Service Fee (for fund account balances below $10,000) $20/year

Annual Fund Operating Expenses

(Expenses that you pay each year as a percentage of the value of your investment)

Investor Admiral

Management Fees 0.49% 0.33%

12b-1 Distribution Fee None None

Other Expenses 0.03% 0.02%

Total Annual Fund Operating Expenses(1) 0.52% 0.35%

1The expense information shown in the table has been restated to reflect estimated amounts for the current fiscal year.

Examples

The following examples are intended to help you compare the cost of investing in the Fund's Investor Shares or Admiral Shares with the cost of investing in other mutual funds. They illustrate the hypothetical expenses that you would incur over various periods if you invest $10,000 in the Fund's shares. These examples assume that the Shares provide a return of 5% a year and that total annual fund operating expenses remain as stated in the preceding table. The results apply whether or not you redeem your investment at the end of the given period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year 3 Years 5 Years 10 Years

Investor Shares $53 $167 $291 $653

Admiral Shares $36 $113 $197 $443

(c) 2014 The Vanguard Group, Inc. All Rights reserved. PS 24A 062014

Vanguard Marketing Corporation, Distributor.